Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3668

                         The Wright Managed Income Trust
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Janet E. Sanders
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                         ---------------------------------
                         (Registrant's Telephone Number)

                                   December 31
                            -------------------------
                             Date of Fiscal Year End

                               September 30, 2008
                            -------------------------
                            Date of Reporting Period

 ------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS

WRIGHT TOTAL RETURN BOND FUND (WTRB)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

Face                                                                  Coupon        Maturity
Amount            Description                                          Rate           Date           Value
--------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 1.5%
$      155,000    AEP Texas Central Transition Funding LLC             4.980%        07/01/13    $   154,557
       180,000    PSE&G Transition Funding LLC, Series 2001-1 A7       6.750%        06/15/16        182,800
                                                                                                ------------
Total Asset-Backed Securities (identified cost $348,735)                                         $   337,357
                                                                                                ------------


COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%
$      220,000    Citigroup Commercial Mortgage Trust,
                    Series 2004-C2 A5                                  4.733%        10/15/41    $   198,837
       285,000    CS First Boston Mortgage Securities Corp.,
                    Series 2003-C3 A5                                  3.936%        05/15/38        255,857
       330,000    JP Morgan Chase Commercial Mortgage Securities Corp.,
                  Series 2004-C3 A5                                    4.878%        01/15/42        297,751
       265,000    Lehman Brothers UBS, Series 2006-C6 A4               5.372%        09/15/39        232,571
       270,000    Merrill Lynch Mortgage Trust, Series 2005-LC1 A4     5.291% (1)    01/12/44        246,060
       420,000    Merrill Lynch/Countrywide Commercial Mortgage Trust,
                  Series 2006-2 A4                                     6.104% (1)    06/12/46        384,403
       128,452    Salomon Brothers Mortgage Securities VII,
                  Series 2002-KEY2 A2                                  4.467%        03/18/36        122,960
                                                                                                ------------
Total Commercial Mortgage-Backed Securities (identified cost $1,890,054)                         $ 1,738,439
                                                                                                ------------


NON-AGENCY MORTGAGE-BACKED SECURITIES - 2.1%
$      245,706    First Horizon Alternative Mortgage Securities,
                   Series 2005-AA10, 1A2                               5.713% (1)    12/25/35    $   167,584
       373,242    First Horizon Asset Securities Inc.,
                   Series 2007-AR2, Class 1A1                          5.850% (1)    06/25/37       292,712%
                                                                                                ------------
Total Non-Agency Mortgage-Backed Securities (identified cost $618,948)                           $   460,296
                                                                                                ------------


CORPORATE BONDS - 27.6%

AEROSPACE -- 0.5%
-------------------
$      115,000    Lockheed Martin Corp.                                8.200%        12/01/09    $   119,328

BANKS & MISCELLANEOUS FINANCIAL-- 2.9%
--------------------------------------
$      250,000    Capital One Bank USA NA                              2.763% (1)    02/23/09    $    46,137
       235,000    HSBC Finance Corp.                                   6.375%        10/15/11        232,690
       200,000    Royal Bank of Scotland Group PLC                     7.648% (1)    08/31/49        164,765

CABLE TV-- 0.9%
---------------
$      100,000    Comcast Cable Communications Holdings                5.875%        02/15/18     $   89,318
       125,000    Time Warner, Inc.                                    5.875%        11/15/16        110,030

COMMUNICATIONS EQUIPMENT-- 0.6%
-------------------------------
$      140,000    Harris Corp.                                         5.000%        10/01/15    $   132,592

DIVERSIFIED FINANCIALS-- 8.1%
-----------------------------
$      240,000    Ameriprise Financial, Inc.                           5.350%        11/15/10    $   235,901
       125,000    Bear Stearns Cos. Inc, (The)                         4.550%        06/23/10        122,242
       120,000    CIT Group, Inc.                                      7.625%        11/30/12         76,184
       235,000    Citigroup, Inc.                                      6.125%        11/21/17        199,488
       110,000    Daimler Finance North America LLC                    6.500%        11/15/13        107,462
       225,000    General Electric Capital Corp.                       6.750%        03/15/32        188,304
       225,000    Genworth Global Funding Trusts                       5.200%        10/08/10        203,777
       235,000    Goldman Sachs Group, Inc. (The)                      6.150%        04/01/18        195,737
       245,000    International Lease Finance Corp.                    5.875%        05/01/13        155,122
       125,000    Merrill Lynch & Co., Inc.                            6.050%        05/16/16    $   102,140
       210,000    National Rural Utilities Cooperative Finance Corp.   7.250%        03/01/12        218,163

ELECTRIC UTILITIES-- 2.7%
-------------------------
$      115,000    American Electric Power                              5.250%        06/01/15    $   105,567
        90,000    Dominion Resources, Inc.                             6.300%        03/15/33         78,218
       115,000    Duke Energy Indiana, Inc.                            5.000%        09/15/13        108,951
       115,000    Exelon Corp.                                         4.900%        06/15/15        101,403
       115,000    FPL Group Capital Inc.                               7.300% (1)    09/01/67        101,446
       100,000    Spectra Energy Capital LLC                           7.500%        10/01/09        101,055

FOOD - RETAIL-- 0.5%
--------------------
$      115,000    Kraft Foods, Inc.                                    6.000%        02/11/13    $   114,404

INFORMATION TECHNOLOGY-- 0.9%
-----------------------------
$      195,000    Oracle Corp.                                         5.000%        01/15/11    $   199,742

INSURANCE -- 1.7%
------------------
$      130,000    Fund American Cos., Inc.                             5.875%        05/15/13    $    96,502
       130,000    PartnerRe Finance II                                 6.440% (1)    12/01/66         94,090
       200,000    St. Paul Travelers                                   5.500%        12/01/15        188,829

MEDICAL -- 2.0%
----------------
$      245,000    Bristol-Myers Squibb Co.                             5.875%        11/15/36    $   216,597
       115,000    WellPoint, Inc.                                      5.875%        06/15/17        106,626
       115,000    Wyeth                                                5.500%        02/01/14        114,126

OIL & GAS-- 2.5%
----------------
$      110,000    Canadian Natural Resources, Ltd.                     5.700%        05/15/17    $    96,318
       120,000    EnCana Corp.                                         5.900%        12/01/17        107,280
        80,000    Halliburton Co.                                      6.700%        09/15/38         77,245
       100,000    Sempra Energy                                        6.000%        02/01/13        100,363
       170,000    TransCanada Pipelines, Ltd.                          6.500%        08/15/18        165,174

RETAIL -- 0.5%
---------------
$      120,000    Home Depot, Inc.                                     5.200%        03/01/11    $   116,961

SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 0.8%
-----------------------------------------
$      165,000    Applied Materials, Inc.                              7.125%        10/15/17    $   173,024

TELECOMMUNICATIONS -- 2.5%
----------------------------
$       95,000    AT&T  Wireless Services, Inc.                        7.875%        03/01/11    $   100,065
        70,000    British Telecom PLC                                  9.125%        12/15/30         69,996
       100,000    Deutsche Telekom International Finance BV            8.000%        06/15/10        103,849
       120,000    France Telecom SA                                    7.750%        03/01/11        126,008
       175,000    Verizon Global Funding Corp.                         7.750%        12/01/30        165,742

TRANSPORTATION -- 0.5%
------------------------
$      125,000    Burlington Northern Santa Fe Corp.                   5.650%        05/01/17    $   119,951
                                                                                                ------------
Total Corporate Bonds (identified cost $6,831,426)                                               $ 6,148,912
                                                                                                ------------


GOVERNMENT INTERESTS - 58.5%

AGENCY MORTGAGE-BACKED SECURITIES -- 41.3%
------------------------------------------
$      244,253    FHLMC Gold Pool #A32600                              5.500%        05/01/35    $   243,341
        67,183    FHLMC Gold Pool #C01646                              6.000%        09/01/33         68,335
        45,800    FHLMC Gold Pool #C27663                              7.000%        06/01/29         48,242
       152,411    FHLMC Gold Pool #C47318                              7.000%        09/01/29        162,008
       561,086    FHLMC Gold Pool #C55780                              6.000%        01/01/29        572,815
       360,952    FHLMC Gold Pool #C66878                              6.500%        05/01/32        373,057
       241,920    FHLMC Gold Pool #C91046                              6.500%        05/01/27        248,733
        86,330    FHLMC Gold Pool #D66753                              6.000%        10/01/23         88,583
        14,938    FHLMC Gold Pool #E00903                              7.000%        10/01/15         15,778
       359,261    FHLMC Gold Pool #G01035                              6.000%        05/01/29        366,322
       257,480    FHLMC Gold Pool #G02478                              5.500%        12/01/36        256,397
       163,098    FHLMC Gold Pool #G13193                              4.500%        07/01/22        160,547
       290,553    FHLMC Gold Pool #H19018                              6.500%        08/01/37        296,001
       243,439    FHLMC Gold Pool #K30262                              5.000%        11/01/47        234,462
       135,499    FHLMC Gold Pool #N30514                              5.500%        11/01/28        136,367
       367,660    FHLMC Gold Pool #P00024                              7.000%        09/01/32        384,693
        61,588    FHLMC Gold Pool #P50031                              7.000%        08/01/18         64,956
        51,228    FHLMC Gold Pool #P50064                              7.000%        09/01/30         54,029
       141,696    FHLMC Pool #1B1291                                   4.414% (1)    11/01/33        141,789
       566,601    FHLMC Pool #1G0233                                   5.001% (1)    05/01/35        568,475
       127,353    FHLMC Pool #781071                                   5.182% (1)    11/01/33        127,850
       101,603    FHLMC Pool #781804                                   5.061% (1)    07/01/34        101,161
        50,849    FHLMC Pool #781884                                   5.142% (1)    08/01/34         50,937
       119,658    FHLMC Pool #782862                                   5.001% (1)    11/01/34        120,648
       301,343    FHLMC Series 1983 Z                                  6.500%        12/15/23        300,984
       297,368    FHLMC Series 2044 PE                                 6.500%        04/15/28        309,849
       131,390    FNMA Pool #253057                                    8.000%        12/01/29        143,121
        44,151    FNMA Pool #254845                                    4.000%        07/01/13         43,842
        43,788    FNMA Pool #254863                                    4.000%        08/01/13         43,306
        30,861    FNMA Pool #479477                                    6.000%        01/01/29         31,526
        37,420    FNMA Pool #489357                                    6.500%        03/01/29         38,740
        27,041    FNMA Pool #535332                                    8.500%        04/01/30         29,827
       195,843    FNMA Pool #545407                                    5.500%        01/01/32        196,152
        46,471    FNMA Pool #545782                                    7.000%        07/01/32         49,197
        41,365    FNMA Pool #597396                                    6.500%        09/01/31         42,786
        65,859    FNMA Pool #725866                                    4.500%        09/01/34         62,498
       169,165    FNMA Pool #738630                                    5.500%        11/01/33        169,220
       402,304    FNMA Pool #745467                                    5.767% (1)    04/01/36        408,580
       200,853    FNMA Pool #747529                                    4.500%        10/01/33        190,854
       700,030    FNMA Pool #781893                                    4.500%        11/01/31        668,856
        71,115    FNMA Pool #809888                                    4.500%        03/01/35         67,397
       152,258    FNMA Pool #906455                                    5.983% (1)    01/01/37        154,788
       161,581    GNMA II Pool #2630                                   6.500%        08/20/28        166,238
         7,266    GNMA II Pool #2909                                   8.000%        04/20/30          7,949
        18,426    GNMA II Pool #2972                                   7.500%        09/20/30         19,790
         6,798    GNMA II Pool #2973                                   8.000%        09/20/30          7,438
        72,970    GNMA II Pool #3095                                   6.500%        06/20/31         75,014
       201,365    GNMA Pool #374892                                    7.000%        02/15/24        212,914
        45,935    GNMA Pool #376400                                    6.500%        02/15/24         47,347
        68,258    GNMA Pool #379982                                    7.000%        02/15/24         72,173
       199,876    GNMA Pool #393347                                    7.500%        02/15/27        215,838
        73,033    GNMA Pool #410081                                    8.000%        08/15/25         80,172
        36,242    GNMA Pool #427199                                    7.000%        12/15/27         38,264
        19,203    GNMA Pool #436214                                    6.500%        02/15/13         20,036
        19,363    GNMA Pool #442996                                    6.000%        06/15/13         20,016
       102,651    GNMA Pool #448490                                    7.500%        03/15/27        110,850
        52,551    GNMA Pool #458762                                    6.500%        01/15/28         54,167
        73,483    GNMA Pool #460726                                    6.500%        12/15/27         75,741
        27,996    GNMA Pool #463839                                    6.000%        05/15/13         28,941
        16,364    GNMA Pool #488924                                    6.500%        11/15/28         16,867
        15,883    GNMA Pool #510706                                    8.000%        11/15/29         17,436
        80,934    GNMA Pool #581536                                    5.500%        06/15/33         81,253

U.S. GOVERNMENT AGENCIES-- 3.6%
-------------------------------
$      425,000    Fannie Mae                                           3.250%        04/09/13    $   414,110
       200,000    Fannie Mae                                           6.250%        05/15/29        229,991
       150,000    Federal Home Loan Bank                               5.000%        11/17/17        151,455

U.S. TREASURIES-- 13.6%
-----------------------
$    1,415,000    U.S. Treasury Notes                                  3.500%        02/15/10    $ 1,447,060
        45,000    U.S. Treasury Notes                                  5.000%        08/15/11         48,593
       565,000    U.S. Treasury Notes                                  4.250%        11/15/13        600,931
       325,000    U.S. Treasury Notes                                  4.875%        08/15/16        351,889
        55,000    U.S. Treasury Notes                                  4.625%        02/15/17         58,545
     1,220,000    U.S. Treasury Strip                                  0.000%        02/15/27        526,382
                                                                                                ------------
Total Government Interests (identified cost $12,967,315)                                         $13,034,449
                                                                                                ------------

TOTAL INVESTMENTS (identified cost $22,656,478)-- 97.5%                                         $ 21,719,453
OTHER ASSETS, LESS LIABILITIES-- 2.5%                                                                563,071
                                                                                                ------------

NET ASSETS-- 100.0%                                                                              $22,282,524
                                                                                                ============



FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

(1)   Adjustable rate security. Rate shown is rate at period end.



The Fund did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008 as determined on a federal income tax basis, were as follows:

     AGGREGATE COST                            $ 22,720,319
                                                -----------

     Gross unrealized appreciation             $    140,078
     Gross unrealized depreciation               (1,140,944)
                                                -----------

     NET UNREALIZED DEPRECIATION               $ (1,000,866)
                                                 -----------

The Fund adopted  Financial  Accounting  Standards  Board Statement of Financial
Accounting  Standards No. 157 (FAS 157),  "Fair Value  Measurements",  effective
January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o Level 1 -- quoted prices in active markets for identical investments
     o Level 2 -- other  significant  observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 -- significant  unobservable  inputs  (including  a  fund's  own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

Valuation Inputs                          Investments in Securities

Level 1 - Quoted Prices                        $       -
Level 2 - Other Significant Observable Inputs     21,719,453
Level 3 - Significant Unobservable Inputs              -
                                                 -----------
   Total                                       $  21,719,453

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For  information on the Fund's policy  regarding  valuation of  investments  and other significant  accounting  policies,  please refer to the Fund's most recent
financial   statements   included  in  its   semiannual   or  annual  report  to
shareholders.

WRIGHT CURRENT INCOME FUND (WCIF)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

Face                                                                    Coupon        Maturity
Amount            Description                                            Rate           Date           Value
--------------------------------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES-- 3.3%
$   245,569       Bear Stearns Adj. Rate Mortgage Trust,
                   Series 2003-4, Class 3A1                              4.965%(1)    07/25/33      $  228,813
    737,931       Chase Mortgage Finance Corporation,
                  Series 2003-S13, Class A16                             5.000%       11/25/33         660,938
    469,732       Countrywide Home Loans, Series 2006-J1, Class 3A1      6.000%       02/25/36         416,722
                                                                                                  ------------
Total Non-Agency Mortgage-Backed Securities (identified cost $1,393,350)-- 3.3%                     $1,306,473
                                                                                                  ------------


AGENCY MORTGAGE-BACKED SECURITIES-- 94.6%
$   347,040       FHLMC Series 15                                        7.000%       07/25/23      $  361,465
     39,490       FHLMC Gold Pool #C00548                                7.000%       08/01/27          41,688
    121,160       FHLMC Gold Pool #C00778                                7.000%       06/01/29         127,620
    188,273       FHLMC Gold Pool #C47318                                7.000%       09/01/29         200,127
    367,163       FHLMC Gold Pool #C90580                                6.000%       09/01/22         374,939
     87,614       FHLMC Gold Pool #D81642                                7.500%       08/01/27          95,221
    153,626       FHLMC Gold Pool #D82572                                7.000%       09/01/27         162,176
     91,963       FHLMC Gold Pool #E00678                                6.500%       06/01/14          96,525
     96,188       FHLMC Gold Pool #E00721                                6.500%       07/01/14         100,974
     98,676       FHLMC Gold Pool #E81704                                8.500%       05/01/15         110,309
    489,690       FHLMC Gold Pool #E88471                                7.500%       01/01/17         516,272
    137,491       FHLMC Gold Pool #E90181                                6.500%       06/01/17         142,485
     98,346       FHLMC Gold Pool #G00812                                6.500%       04/01/26         101,972
  1,689,711       FHLMC Gold Pool #G02478                                5.500%       12/01/36       1,682,606
    200,000       FHLMC Pool #2176 OJ                                    7.000%       08/15/29         207,347
    113,877       FHLMC Pool #2201 C                                     8.000%       11/15/29         119,065
    256,342       FHLMC Pool #2259 ZM                                    7.000%       10/15/30         264,903
    225,024       FHLMC Pool #2410 NG                                    6.500%       02/15/32         231,460
    241,345       FHLMC Pool #2457 PE                                    6.500%       06/15/32         246,260
     85,760       FHLMC Pool #845830                                     6.279%(1)    07/01/24          86,919
    688,977       FNMA Series 2000-T6, Class A1                          7.500%       06/25/30         723,701
    295,417       FNMA Series 2003-W3, Class 2A5                         5.356%       06/25/42         292,771
    401,313       FNMA Series G93-5, Class Z                             6.500%       02/25/23         415,577
    775,497       FNMA Pool #252034                                      7.000%       09/01/28         818,953
     35,285       FNMA Pool #254227                                      5.000%       02/01/09          35,322
     95,883       FNMA Pool #254305                                      6.500%       05/01/22          99,196
     15,892       FNMA Pool #254505                                      5.000%       11/01/09          16,017
    326,970       FNMA Pool #254588                                      6.000%       12/01/22         334,040
    156,790       FNMA Pool #255068                                      6.000%       01/01/24         160,046
    544,013       FNMA Pool #255958                                      5.000%       10/01/35         521,083
    237,574       FNMA Pool #313953                                      7.000%       12/01/17         251,137
    245,108       FNMA Pool #532204                                      7.000%       02/01/20         257,887
     88,874       FNMA Pool #535131                                      6.000%       03/01/29          90,788
    127,826       FNMA Pool #535817                                      7.000%       04/01/31         134,409
    114,972       FNMA Pool #545133                                      6.500%       12/01/28         119,261
    445,033       FNMA Pool #673315                                      5.500%       11/01/32         445,456
    815,266       FNMA Pool #725419                                      4.500%       10/01/33         774,680
     62,836       FNMA Pool #733750                                      6.310%       10/01/32          64,577
    562,480       FNMA Pool #735861                                      6.500%       09/01/33         581,972
    268,983       FNMA Pool #745630                                      5.500%       01/01/29         271,172
    358,863       FNMA Pool #801357                                      5.500%       08/01/34         359,205
    420,975       FNMA Pool #871394                                      7.000%       04/01/21         440,201
    463,428       FNMA Pool #888129                                      5.500%       02/01/37         462,638
    679,967       FNMA Pool #888339                                      4.500%       04/01/37         644,417
    244,149       FNMA Pool #889383                                      6.500%       03/01/23         253,886
  1,214,916       GNMA Series 1999-4                                     6.000%       02/20/29       1,257,165
    436,997       GNMA Series 2000-14                                    7.000%       02/16/30         455,776
    791,782       GNMA Series 2001-2                                     7.500%       07/20/28         848,318
    392,680       GNMA Series 2001-4                                     6.500%       03/20/31         411,782
    217,935       GNMA Series 2001-7                                     6.500%       01/20/32         228,763
    486,251       GNMA Series 2002-22                                    6.500%       03/20/32         501,676
    332,140       GNMA Series 2002-40                                    6.500%       06/20/32         343,124
    263,246       GNMA Series 2002-45                                    6.500%       06/20/32         271,019
    662,883       GNMA Series 2002-47                                    6.500%       07/16/32         684,150
    114,447       GNMA I Pool #448970                                    8.000%       08/15/27         125,621
    459,856       GNMA I Pool #487108                                    6.000%       04/15/29         468,857
    969,547       GNMA I Pool #675363                                    6.000%       01/15/35         985,797
    317,680       GNMA I Pool #780492                                    7.000%       09/15/24         336,074
     33,436       GNMA II Pool #723                                      7.500%       01/20/23          35,969
      3,141       GNMA II Pool #1596                                     9.000%       04/20/21           3,448
     42,219       GNMA II Pool #2268                                     7.500%       08/20/26          45,438
    142,866       GNMA II Pool #2442                                     6.500%       06/20/27         146,976
      4,715       GNMA II Pool #2855                                     8.500%       12/20/29           5,176
    431,094       GNMA II Pool #3053                                     6.500%       03/20/31         443,167
    257,247       GNMA II Pool #3284                                     5.500%       09/20/32         257,365
    551,556       GNMA II Pool #3388                                     4.500%       05/20/33         524,719
    119,409       GNMA II Pool #3401                                     4.500%       06/20/33         113,599
     95,932       GNMA II Pool #3484                                     3.500%       09/20/33          83,635
    176,972       GNMA II Pool #3554                                     4.500%       05/20/34         168,281
  1,511,912       GNMA II Pool #3556                                     5.500%       05/20/34       1,511,064
    511,061       GNMA II Pool #3689                                     4.500%       03/20/35         485,708
  2,178,588       GNMA II Pool #3747                                     5.000%       08/20/35       2,129,715
    253,882       GNMA II Pool #3920                                     6.000%       11/20/36         257,481
    474,973       GNMA II Pool #4149                                     7.500%       05/20/38         502,561
  1,087,164       GNMA II Pool #4216                                     6.000%       08/20/38       1,092,600
     89,637       GNMA II Pool #81161                                    5.500%       11/20/34          90,368
    112,490       GNMA II Pool #601135                                   6.310%       09/20/32         115,051
    128,921       GNMA II Pool #601255                                   6.310%       01/20/33         131,751
    109,544       GNMA II Pool #608120                                   6.310%       01/20/33         111,949
    477,704       GNMA II Pool #648541                                   6.000%       10/20/35         483,873
  2,096,785       GNMA II Pool #696908                                   4.500%       07/20/38       1,985,613
      1,584       GNMA Pool #176992                                      8.000%       11/15/16           1,725
      2,201       GNMA Pool #177784                                      8.000%       10/15/16           2,397
     10,738       GNMA Pool #192357                                      8.000%       04/15/17          11,719
     10,819       GNMA Pool #194057                                      8.500%       04/15/17          11,913
      2,311       GNMA Pool #194287                                      9.500%       03/15/17           2,563
      1,236       GNMA Pool #196063                                      8.500%       03/15/17           1,361
      6,647       GNMA Pool #211231                                      8.500%       05/15/17           7,319
      1,273       GNMA Pool #212601                                      8.500%       06/15/17           1,401
      1,748       GNMA Pool #220917                                      8.500%       04/15/17           1,925
      6,621       GNMA Pool #223348                                     10.000%       08/15/18           7,569
      7,703       GNMA Pool #228308                                     10.000%       01/15/19           8,801
      2,657       GNMA Pool #230223                                      9.500%       04/15/18           2,956
      3,427       GNMA Pool #251241                                      9.500%       06/15/18           3,812
      3,783       GNMA Pool #260999                                      9.500%       09/15/18           4,209
      5,349       GNMA Pool #263439                                     10.000%       02/15/19           6,135
      1,386       GNMA Pool #265267                                      9.500%       08/15/20           1,549
      1,711       GNMA Pool #266983                                     10.000%       02/15/19           1,962
        786       GNMA Pool #286556                                      9.000%       03/15/20             865
      3,638       GNMA Pool #301366                                      8.500%       06/15/21           4,020
      4,559       GNMA Pool #302933                                      8.500%       06/15/21           5,038
     10,719       GNMA Pool #308792                                      9.000%       07/15/21          11,807
      1,866       GNMA Pool #314222                                      8.500%       04/15/22           2,064
      3,429       GNMA Pool #315187                                      8.000%       06/15/22           3,759
     11,310       GNMA Pool #315754                                      8.000%       01/15/22          12,398
     26,023       GNMA Pool #319441                                      8.500%       04/15/22          28,782
      7,846       GNMA Pool #325165                                      8.000%       06/15/22           8,600
      9,205       GNMA Pool #335950                                      8.000%       10/15/22          10,090
    173,241       GNMA Pool #346987                                      7.000%       12/15/23         183,303
     75,318       GNMA Pool #352001                                      6.500%       12/15/23          77,448
     28,880       GNMA Pool #352110                                      7.000%       08/15/23          30,557
     49,440       GNMA Pool #368238                                      7.000%       12/15/23          52,312
     48,830       GNMA Pool #372379                                      8.000%       10/15/26          53,615
     58,820       GNMA Pool #396537                                      7.490%       03/15/25          63,540
     43,912       GNMA Pool #399726                                      7.490%       05/15/25          47,435
    134,131       GNMA Pool #399788                                      7.490%       09/15/25         144,893
     29,643       GNMA Pool #399958                                      7.490%       02/15/27          32,001
     62,081       GNMA Pool #399964                                      7.490%       04/15/26          67,046
     63,659       GNMA Pool #410215                                      7.500%       12/15/25          68,785
      7,936       GNMA Pool #414736                                      7.500%       11/15/25           8,575
     37,587       GNMA Pool #420707                                      7.000%       02/15/26          39,713
     20,467       GNMA Pool #421829                                      7.500%       04/15/26          22,110
     11,525       GNMA Pool #431036                                      8.000%       07/15/26          12,655
     36,654       GNMA Pool #431612                                      8.000%       11/15/26          40,246
     29,586       GNMA Pool #438004                                      7.490%       11/15/26          31,952
      8,557       GNMA Pool #442190                                      8.000%       12/15/26           9,396
     15,031       GNMA Pool #449176                                      6.500%       07/15/28          15,493
     33,429       GNMA Pool #462623                                      6.500%       03/15/28          34,457
    291,203       GNMA Pool #471369                                      5.500%       05/15/33         292,352
     50,563       GNMA Pool #475149                                      6.500%       05/15/13          52,756
    139,392       GNMA Pool #489377                                      6.375%       03/15/29         143,208
     38,154       GNMA Pool #524811                                      6.375%       09/15/29          39,199
     29,524       GNMA Pool #538314                                      7.000%       02/15/32          31,048
    319,550       GNMA Pool #595606                                      6.000%       11/15/32         325,504
     35,416       GNMA Pool #602377                                      4.500%       06/15/18          35,282
     39,455       GNMA Pool #603377                                      4.500%       01/15/18          39,307
    747,502       GNMA Pool #608639                                      5.500%       07/15/24         756,319
    176,530       GNMA Pool #609452                                      4.000%       08/15/33         163,380
    251,391       GNMA Pool #616829                                      5.500%       01/15/25         258,709
    473,692       GNMA Pool #624600                                      6.150%       01/15/34         483,396
    113,085       GNMA Pool #640940                                      5.500%       05/15/35         113,425
    108,251       GNMA Pool #658267                                      6.500%       02/15/22         112,883
     53,726       GNMA Pool #780429                                      7.500%       09/15/26          58,045
    178,536       GNMA Pool #780977                                      7.500%       12/15/28         192,841
    452,102       GNMA Pool #781120                                      7.000%       12/15/29         476,628
    462,944       Vendee Mortgage Trust, Series 1996-1, Class 1Z         6.750%       02/15/26         482,232
    374,390       Vendee Mortgage Trust, Series 1998-1, Class 2E         7.000%       09/15/27         393,542
                                                                                                  ------------
Total Agency Mortgage-Backed Securities (identified cost $36,386,963)-- 94.6%                     $ 37,134,681
                                                                                                  ------------

TOTAL INVESTMENTS (identified cost $37,780,313)-- 97.9%                                           $ 38,441,154
OTHER ASSETS, LESS LIABILITIES-- 2.1%                                                                  814,415
                                                                                                  ------------

NET ASSETS-- 100.0%                                                                               $ 39,255,569
                                                                                                  ============


FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

(1) Adjustable rate security. Rate shown is rate at period end.



The Fund did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008 as determined on a federal income tax basis, were as follows:

     AGGREGATE COST                            $ 37,838,327
                                                -----------

     Gross unrealized appreciation             $    843,058
     Gross unrealized depreciation                (240,231)
                                                -----------

     NET UNREALIZED APPRECIATION               $    602,827
                                                ===========

The Fund adopted  Financial  Accounting  Standards  Board Statement of Financial
Accounting  Standards No. 157 (FAS 157),  "Fair Value  Measurements",  effective
January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o Level 1 -- quoted prices in active markets for identical investments
     o Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 -- significant  unobservable  inputs  (including  a  fund's  own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

Valuation Inputs                          Investments in Securities

Level 1 - Quoted Prices                        $     -
Level 2 - Other Significant Observable Inputs     38,441,154
Level 3 - Significant Unobservable Inputs            -
                                                 -----------
  Total                                        $  38,441,154

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For  information on the Fund's policy  regarding  valuation of  investments  and other significant  accounting  policies,  please refer to the Fund's most recent
financial   statements   included  in  its   semiannual   or  annual  report  to
shareholders.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Total Return Bond Fund and Wright Current Income Fund).



By:      /s/ Peter M. Donovan
         --------------------
         Peter M. Donovan
         President

Date:    November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Barbara E. Campbell
         ------------------------
         Barbara E. Campbell
         Treasurer

Date:    November 21,2008


By:      /s/ Peter M. Donovan
         ---------------------
         Peter M. Donovan
         President

Date:    November 20, 2008